Loans payable (Disclosure of detailed information about promissory notes) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 680,585	$ (49,193)	$ 270,644
Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	30,000	0	90,000
Additional	404,680	30,000	0
Unrealized foreign exchange	10,266	0	0
Settled by shares	0	0	(90,000)
Principal ending balance	444,946	30,000	0
Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	0	0
Additional	504,895	0	0
Unrealized foreign exchange	27,800	0	0
Principal ending balance	$ 532,695	$ 0	$ 0